VIA EDGAR

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street

Los Angeles, California 90071

Telephone (213) 683-6000

March 5, 2007

Secretary

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Stonebridge Funds Trust - File Nos. 2-12893, 811-00749

Dear Sir or Madam:

On behalf of Stonebridge Funds Trust (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of prospectus and statement of additional information which would have been filed by the Registrant pursuant to Rule 497(c) of the 1933 Act do not differ from those versions contained in Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A pursuant to the 1933 Act (Amendment No. 72 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended) as filed electronically with the Securities and Exchange Commission on February 28, 2007.

Please direct any inquiries regarding this filing to me at (213) 683-6207 or George Hawley at (213) 683-6142.

Very truly yours,

/s/ Michael Glazer

of PAUL, HASTINGS, JANOFSKY & WALKER LLP